UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                              Washington, D.C.  20549

                                       FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2009

Check here if Amendment:    __; Amendment Number:   __
  This Amendment (Check only one.)  ___  is a restatement.
                                    ___  adds holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Criterion Capital Management, LLC
Address:    4 Embarcadero Center
            34th Floor
            San Francisco, CA 94111

Form 13F File Number:   28-10866

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      R. Daniel Beckham
Title:     Chief Operating Officer
Phone:     (415) 834-2417

Signature, Place and Date of Signing:


R. Daniel Beckham          San Francisco, CA       August 12, 2009

Report Type (Check only one.):

_X_ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

___ 3F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

___ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
List of Other Managers Reporting for this Manager:  None.


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                              Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                     0

Form 13F Information Table Entry Total:                62

Form 13F Information Table Value Total:                603,861 x 1,000



List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.


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

NAME OF ISSUER             TITLE OF                VALUE                SH/  PUT/  INV.    OTHER
                           CLASS       CUSIP       X1000      SHARES    PRN  CALL  DISC.   MGR           VOTING AUTH
                                                                                                      SOLE     SHR   NONE

***CENTRAL EUROPEAN MEDIA  COM         G20045202         8868    450400 SH         Sole                450400
***GIGAMEDIA LTD           COM         Y2711Y104        43554   7407137 SH         Sole               7407137
***MELCO PBL ENTMT MACAU   COM         585464100        10373   2305000 SH         Sole               2305000
LTD
***SINA.COM                COM         G81477104         9434    320000 SH         Sole                320000
ADOBE SYSTEMS INC          COM         00724F101         8490    300000 SH         Sole                300000
ADVENT SOFTWARE INC        COM         007974108          918     28000 SH         Sole                 28000
AGILENT TECHNOLOGIES INC   COM         00846U101        14115    695000 SH         Sole                695000
ALLSCRIPTS MISYS           COM         01988P108        11181    705000 SH         Sole                705000
HEALTHCARE
AMERICAN TOWER SYS CORP    COM         029912201        23742    753000 SH         Sole                753000
APPLIED MATERIALS INC      COM         038222105        14203   1290000 SH         Sole               1290000
ATHENAHEALTH INC           COM         04685W103          925     25000 SH         Sole                 25000
AUTODESK INC               COM         052769106         7592    400000 SH         Sole                400000
BLUE COAT SYSTEMS INC      COM         09534T508         1654    100000 SH         Sole                100000
BROCADE COMMUNICATIONS     COM         111621306         9016   1150000 SH         Sole               1150000
SYS INC
CA Inc                     COM         12673P105         4706    270000 SH         Sole                270000
CADENCE DESIGN SYSTEMS INC COM         127387108        16402   2780000 SH         Sole               2780000
CHINA MOBILE (HONG KONG)   ADR         16941M109        13271    265000 SH         Sole                265000
ADR
CIENA CORPORATION          COM         171779309        14024   1355000 SH         Sole               1355000
CISCO SYSTEMS INC.         COM         17275R102         3357    180000 SH         Sole                180000
CITRIX SYS INC             COM         177376100         8451    265000 SH         Sole                265000
COMMVAULT SYSTEMS INC      COM         204166102         1825    110000 SH         Sole                110000
CORPORATE EXECUTIVE BRD CO COM         21988R102         8927    430000 SH         Sole                430000
CROWN CASTLE INTL CORP     COM         228227104        17775    740000 SH         Sole                740000
DELL INC                   COM         24702R101        10737    782000 SH         Sole                782000
ELECTRONIC ARTS INC        COM         285512109        16073    740000 SH         Sole                740000
EMC CORP-MASS              COM         268648102         7598    580000 SH         Sole                580000
F5 NETWORKS INC            COM         315616102         7268    210000 SH         Sole                210000
FIRST SOLAR INC            COM         336433107         3650     22500 SH   CALL  Sole                     0
HEWLETT PACKARD CO         COM         428236103        17006    440000 SH         Sole                440000
HLTH CORPORATION           COM         40422Y101          917     70000 SH         Sole                 70000
INTEL CORP                 COM         458140100        14481    875000 SH         Sole                875000
INTL GAME TECHNOLOGY       COM         459902102        16059   1010000 SH         Sole               1010000
ISHARES TR FTSE XINHUA HK  FTSE XNHUA  464287184         6216    162000 SH   PUT   Sole                     0
CHINA                      IDX
JDS UNIPHASE CORPORATION   COM         46612J507        10153   1775000 SH         Sole               1775000
KLA INSTRUMENTS CORP       COM         482480100         5429    215000 SH         Sole                215000
LAM RESEARCH  CORP         COM         512807108         5460    210000 SH         Sole                210000
LAMAR ADVERTISING CO-CL A  CLA         512815101        13285    870000 SH         Sole                870000
LEAP WIRELSS INTL INC      COM         521863308        14819    450000 SH         Sole                450000
LINEAR TECHNOLOGY          COM         535678106        10975    470000 SH         Sole                470000
CORPORATION
LSI LOGIC CORP             COM         502161102         3602    790000 SH         Sole                790000
MEMC ELECTRONIC MATERIALS  COM         552715104         3384    190000 SH         Sole                190000
INC
MERCADOLIBRE INC           COM         58733R102        11693    435000 SH         Sole                435000
MOBILE TELESTSTEMS OJSC    ADR         607409109         8051    218000 SH         Sole                218000
ADR
MONSTER WORLDWIDE INC      COM         611742107        11751    995000 SH         Sole                995000
NTELOS HOLDINGS CORP       COM         67020Q107         5526    300000 SH         Sole                300000
NVIDIA CORP                COM         67066G104         8806    780000 SH         Sole                780000
OMNITURE INC               COM         68212S109        11241    895000 SH         Sole                895000
PMC-SIERRA INC             COM         69344F106         1592    200000 SH         Sole                200000
RED HAT INC                COM         756577102        11172    555000 SH         Sole                555000
RISKMETRICS GROUP INC      COM         767735103          706     40000 SH         Sole                 40000
SEAGATE TECHNOLOGY         COM         G7945J104        15429   1475000 SH         Sole               1475000
HOLDINGS
SYMANTEC CORP              COM         871503108         4674    300000 SH         Sole                300000
TELLABS INC                COM         879664100         2006    350000 SH         Sole                350000
TERADYNE INC               COM         880770102         7066   1030000 SH         Sole               1030000
TW TELECOM INC             COM         87311L104        10126    985000 SH         Sole                985000
VARIAN SEMICONDUCTOR       COM         922207105         7797    325000 SH         Sole                325000
EQUIPMENT
VERISIGN INC               COM         92343E102         9538    515000 SH         Sole                515000
VIMPEL COMMUNICATIONS ADR  ADR         68370R109        10946    930000 SH         Sole                930000
VIRGIN MEDIA INC           COM         92769L101        11875   1270000 SH         Sole               1270000
VMWARE INC CL A            CLA         928563402         7976    292500 SH         Sole                292500
WYNN RESORTS LTD           COM         983134107         7943    225000 SH         Sole                225000
YAHOO INC                  COM         984332106        17852   1140000 SH         Sole               1140000
